Interest rate benchmark reform (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial instruments by type of interest rate [abstract]
Significant hedge accounting exposures impacted by the interest rate benchmark reform
The following table summarises the significant exposures impacted by interest rate benchmark reform:

	GBP LIBOR	USD LIBOR	JPY LIBOR	CHF LIBOR	Others[b]	Total
As at 31 December 2021	£m	£m	£m	£m	£m	£m
Non-derivative financial assets
Loans and advances at amortised cost	14,166	15,812	25	229	431	30,663
Reverse repurchase agreements and other similar secured lending	—	186	—	—	—	186
Financial assets at fair value through the income statement	185	8,538	5	327	194	9,249
Financial assets at fair value through other comprehensive income	—	—	—	—	—	—
Non-derivative financial assets	14,351	24,536	30	556	625	40,098
Non-derivative financial liabilities
Debt securities in issue	—	(6,137)	(1,083)	—	—	(7,220)
Subordinated liabilities	—	(1,088)	—	—	(113)	(1,201)
Financial liabilities designated at fair value	(708)	(212)				(920)
Non-derivative financial liabilities	(708)	(7,437)	(1,083)	—	(113)	(9,341)
Equity
Other equity instruments	—	(3,374)	(92)	—	—	(3,466)
Standby facilities, credit lines and other commitments[a]	60,490	42,767	1,284	371	12,724	117,636

	GBP LIBOR	USD LIBOR	JPY LIBOR	CHF LIBOR	Others[b]	Total
As at 31 December 2020	£m	£m	£m	£m	£m	£m
Non-derivative financial assets
Loans and advances at amortised cost	30,179	18,109	173	18	1,725	50,204
Reverse repurchase agreements and other similar secured lending	—	334	—	—	—	334
Financial assets at fair value through the income statement	3,496	6,373	—	283	209	10,361
Financial assets at fair value through other comprehensive income	186	114	—	—	8	308
Non-derivative financial assets	33,861	24,930	173	301	1,942	61,207
Non-derivative financial liabilities
Debt securities in issue	(1,023)	(10,718)	(1,201)	—	—	(12,942)
Subordinated liabilities	(71)	(1,592)	—	—	—	(1,663)
Financial liabilities designated at fair value	(149)	(1,273)	(759)	—	(139)	(2,320)
Non-derivative financial liabilities	(1,243)	(13,583)	(1,960)	—	(139)	(16,925)
Equity
Other equity instruments	(3,500)	(3,131)	—	—	—	(6,631)
Standby facilities, credit lines and other commitments[a]	18,944	74,011	—	74	15,951	108,980
Notes
a    There has been a change on how exposures for multi currency loan facilities are reported in 2021, from base currency to the currency which needs to be remediated first. This has resulted in an increase in GBP LIBOR and a corresponding reduction in USD LIBOR exposure of £34bn. 2020 comparatives have not been restated to reflect this change.
b    Includes EUR LIBOR and SOR
The following table represents the derivative exposures to interest rate benchmark reform, which have yet to transition:

	GBP LIBOR	USD LIBOR	EONIA	JPY LIBOR	CHF LIBOR	Others[a]	Total
As at 31 December 2021	£m	£m	£m	£m	£m	£m	£m
Derivative notional contract amount
OTC interest rate derivatives	240,183	2,283,236	7,811	140,357	4,396	61,937	2,737,920
OTC interest rate derivatives - cleared by central counterparty	—	2,228,399	—	—	—	168,649	2,397,048
Exchange traded interest rate derivatives	—	466,339	—	—	—	—	466,339
OTC foreign exchange derivatives	183,477	461,680	—	122,823	32,900	1,419	802,299
OTC equity and stock index derivatives	—	9,949	—	—	—	—	9,949
Derivative notional contract amount	423,660	5,449,603	7,811	263,180	37,296	232,005	6,413,555

	GBP LIBOR	USD LIBOR	EONIA	JPY LIBOR	CHF LIBOR	Others[a]	Total
As at 31 December 2020	£m	£m	£m	£m	£m	£m	£m
Derivative notional contract amount
OTC interest rate derivatives	592,827	2,832,802	457,844	754,206	25,681	41,782	4,705,142
OTC interest rate derivatives - cleared by central counterparty	1,684,553	2,891,029	638,202	1,091,479	119,382	198,113	6,622,758
Exchange traded interest rate derivatives	300,182	333,705	—	—	2,494	—	636,381
OTC foreign exchange derivatives	155,285	589,334	—	93,108	31,257	1,921	870,905
OTC equity and stock index derivatives	1,845	7,946	544	1,929	491	2,141	14,896
Derivative notional contract amount	2,734,692	6,654,816	1,096,590	1,940,722	179,305	243,957	12,850,082
Note
a    Includes EUR LIBOR, SOR and STIBOR
The following tables present a breakdown of the exposures to IBOR reform (excluding USD LIBOR and other IBORs whose respective cessation dates is in the future) with fallbacks in place and those without:

	With appropriate fallback clause					Without appropriate fallback clause
	GBP LIBOR	JPY LIBOR	CHF LIBOR	EUR LIBOR	Total	GBP LIBOR	JPY LIBOR	CHF LIBOR	EUR LIBOR	Total
As at 31 December 2021	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Non-derivative financial assets
Loans and advances at amortised cost	9,434	5	215	412	10,066	4,732	20	14	19	4,785
Financial assets at fair value through the income statement	125	5	327	8	465	60	—	—	186	246
Non-derivative financial assets	9,559	10	542	420	10,531	4,792	20	14	205	5,031
Non-derivative financial liabilities
Debt securities in issue	—	(1,083)	—	—	(1,083)	—	—	—	—	—
Subordinated liabilities	—	—	—	—	—	—	—	—	—	—
Financial liabilities designated at fair value	(708)	—	—	—	(708)	—	—	—	—	—
Non-derivative financial liabilities	(708)	(1,083)	—	—	(1,791)	—	—	—	—	—
Equity
Other equity instruments	—	(92)	—	—	(92)	—	—	—	—	—
Standby facilities, credit lines and other commitments	36,573	653	371	9,362	46,959	23,917	631	—	3,362	27,910

The majority of the remaining exposures without fallbacks in place are either undrawn facilities or syndicated facilities where the transition is led by a third party agent. Work is ongoing with clients and agents to transition facilities or insert fallbacks prior to the next rate reset. There may be some scenarios where synthetic LIBOR is temporarily used whilst Barclays continues to work with the client to remediate their exposures, with little expectation of longer term usage.

	With appropriate fallback clause						Without appropriate fallback clause
	GBP LIBOR	EONIA	JPY LIBOR	CHF LIBOR	EUR LIBOR	Total	GBP LIBOR	EONIA	JPY LIBOR	CHF LIBOR	EUR LIBOR	Total
As at 31 December 2021	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Derivative notional contract amount
OTC interest rate derivatives	230,967	7,568	135,719	4,361	3,626	382,241	9,216	243	4,638	35	403	14,535
OTC foreign exchange derivatives	183,203	—	122,822	32,900	—	338,925	274	—	1	—	—	275
Derivative notional contract amount	414,170	7,568	258,541	37,261	3,626	721,166	9,490	243	4,639	35	403	14,810